Selling, general and administrative expenses (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expense [text block]

	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019

Personnel expenses	1,512,934	1,573,512	1,474,755
Marketing and promotion expenses	72,398	249,043	267,241
Administrative and other expenses*#	2,961,424	2,691,091	3,132,623
	4,546,756	4,513,646	4,874,619
# Includes Contract associates costs
Attributable to cost of goods sold and services rendered	253,289	308,494	360,556
Attributable to selling, general and administrative expenses	49,353	80,246	101,363

* Includes net foreign exchange loss of ₹ 15,256, ₹ 2,975 and ₹51,936 for the years ended March 31, 2021, 2020 and 2019 respectively